SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2022
SEGMENTED INFORMATION
Subsequent Event
22.	SUBSEQUENT EVENTS

Option agreement – Subsequent to March 31, 2022, the Company has granted Endurance Gold Corporation the right to acquire an option to earn 100% ownership of the former Minto Gold Mine, Olympic and Kelvin gold prospects contained within a parcel of crown grant and mineral claims (the “Olympic Claims”).

Under the terms of the letter agreement, Endurance can earn a 100% interest in the Olympic Claims if they pay Avino a total cash consideration in the aggregate amount of C$100, issue up to a total of 1,500,000 common shares (‘Shares’) of Endurance and incur exploration expenditures in the aggregate amount of C$300; all of which is to be incurred by December 31, 2024.

In the event that Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000.

As part of the final requirement to earn its interest, Endurance agreed to grant to Avino 750,000 share purchase warrants (“Warrants”) by December 31, 2024, that offer Avino the option to purchase additional shares in the Company for a period of three years from the date of issuance. The exercise price of the Warrants will be set at a 25% premium to the 20-day VWAP share price at the issuance date. During the Option, if Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus.

The Option agreement is subject to the TSX Venture Exchange acceptance, and any Shares or Warrants to be issued will be subject to a four-month hold period on issuance as per the policies of the TSX Venture Exchange.

Share issuance for advisory services – Subsequent to March 31, 2022, the Company issued 1,075,000 common shares as settlement of accrued advisory services provided by Cantor Fitzgerald Canada Corporate for the completion of the acquisition of La Preciosa.